SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest costs incurred
Total interest incurred	$ 42,068,402	$ 48,444,855	$ 51,886,930
Less: Interest capitalized	(7,182,011)
Interest expenses	34,886,391	48,444,855	51,886,930
Prepaid land use right
Period over which land use rights are charged to income	50 years
Impairment of long-lived assets
Impairment of long-lived assets held and used	0	0	0
Shipping and handling costs
Shipping and handling costs relating to solar module sales	64,913,374	59,965,161	54,675,873
Shipping and handling costs relating to inventory purchases	7,215,441	1,353,600	869,814
Government grants
Earned grants recorded as reductions of research and development expenses	0	0	342,974
Government grants received for assets	2,508,743	2,817,719	4,837,756
Amount of government grant recognized as an offset to depreciation expense	3,810,345	320,682	2,460,843
Unrestricted cash government subsidies received	2,525,918	5,380,114	1,002,024
Revenue recognition
Revenues from the sale of project assets	133,896,015	11,930,935	1,313,570
Service revenues from PPAs	$ 5,078,737	$ 4,944,556	$ 2,330,498
Minimum
Revenue recognition
Contract term of the PPAs	3 years
Maximum
Revenue recognition
Contract term of the PPAs	20 years
Buildings | Minimum
Property and equipment, net
Estimated useful life	10 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	25 years
Plant and machinery | Minimum
Property and equipment, net
Estimated useful life	5 years
Plant and machinery | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	3 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Electronic equipment, furniture and fixtures | Minimum
Property and equipment, net
Estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property and equipment, net
Estimated useful life	5 years
Solar energy projects systems | Minimum
Property and equipment, net
Estimated useful life	20 years
Solar energy projects systems | Maximum
Property and equipment, net
Estimated useful life	25 years